Basis of preparation and significant accounting policies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of preparation and significant accounting policies
Note 2. Basis of preparation and significant accounting policies
2.1 Basis of preparation and presentation
The accompanying consolidated financial statements as of December 31, 2021, and 2020, and for the years ended December 31, 2021, 2020 and 2019, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
They were prepared on a historical cost basis, except for certain financial assets and liabilities that were measured at fair value. The figures contained herein are stated in US dollars (“US”) and are rounded to the nearest thousand, unless otherwise stated.
These consolidated financial statements were approved for issuance by the Shareholders´ meeting on April 26, 2022, and the subsequent events through up that date are considered.
2.2 New accounting standards, amendments and interpretations issued by the IASB adopted by the Company
The Company did not opt for the early adoption of any standard, interpretation or amendment that has been issued but is not yet effective.
Amendments to IFRS 7, IFRS 9, IFRS 16 and IAS 39: Interest rate benchmark reform
The amendments provide temporary reliefs that address the financial reporting effects when an Interbank Offered Rate (“IBOR”) is replaced by an alternative risk-free (“RFR”) rate.
The amendments include the following alternative treatments:

(i)
A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest;

(ii)	Allow the changes required by IBOR reform to be made as hedge designations; and

(iii)	Provide companies with a temporary relief from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component.
On December 28, 2021, the Company has agreed with financial entities, that in case of a replacement of a LIBOR, the interest rate to be applied will be replaced by the market rate to be published by relevant governmental body, plus a spread adjustment to be opportunely determined.
As of the date of these consolidated financial statements there has not been any changes to the LIBOR, nevertheless the Company will continue to monitor any potential impact.
2.2.1 Standards issued not yet effective
Amendments to IAS 1: Classification of liabilities as current or noncurrent
In January 2020, the IASB issued amendments to certain paragraphs of IAS 1 to specify the requirements for classifying liabilities as current or noncurrent. The amendments clarify

(i)	What is meant by a right to defer settlement;

(ii)	That a right to defer must exist at the end of the reporting period;

(iii)	That classification is unaffected by the likelihood that an entity will exercise its deferral right and;

(iv)	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively.
The amendments are not expected to have a material impact on the Company as the current accounting policies are aligned to the amendments.
Amendments to IAS 16: Property, Plant and Equipment, proceeds before Intended Use
In May 2020, the IASB issued Property, Plant and Equipment - Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management.
Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.
The amendment is effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment.
The amendments are not expected to have a material impact on the Company as the current accounting policies are aligned to the amendments.
2.3 Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries.
2.3.1 Subsidiaries
Subsidiaries are all entities over which the Company has control, which occurs if and only if the Company has all the following:

•	Power over the entity;

•	Exposure or rights to variable returns from its involvement with the entity; and

•	The ability use its power over the entity to affect the amount of the investor’s returns.
The Company reassesses whether it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the three elements of control.
When the Company has less than a majority of the voting rights of an investee, it has power over the latter when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally.
The Company assesses all facts and circumstances to determine whether voting rights are sufficient to give it power over an entity, including:

•	The size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

•	potential voting rights held by the Company, other vote holders or other parties;

•	rights arising from other contractual arrangements; and

•
any additional facts and circumstances that indicate the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meeting.

Relevant activities are those that most significantly affect the subsidiary’s performance, such as the ability to approve a subsidiary’s operating and capital budget and the power to appoint Management personnel. These decisions show that the Company has rights to direct a subsidiary’s relevant activities.

Subsidiaries are consolidated from the date the Company obtains control over them and ceases when such control ends. Specifically, profit and expenses of a subsidiary acquired or disposed of during the year are included in the statements of profit or loss and other comprehensive income as from the date in which the Company obtains control until it assigns or loses such control.
The acquisition accounting method is that used by the Company to account for business combinations (see Note 2.3.4).
Intercompany transactions, balances and unrealized income are deleted. Unrealized losses are also deleted unless the transaction provides evidence of an impairment of transferred assets, and the subsidiaries’ financial statements are adjusted when needed to align their accounting policies to the Company’s accounting policies.
Below are the Company’s subsidiaries:

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2021	December 31, 2020	December 31, 2019
Vista Holding I	100%	100%	100%	Mexico	Holding company
Vista Holding II	100%	100%	100%	Mexico	Exploration and production (1)
Vista Oil & Gas Holding III, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Oil & Gas Holding IV, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Oil & Gas Holding V B.V.	100%	100%	—%	Holland	Holding company
Vista Complemento S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Holding VII S.á.r.l. (2)	100%	—%	—%	Luxembourg	Holding company
Vista Argentina	100%	100%	100%	Argentina	Exploration and production (1)
Aleph Midstream S.A. (3)	100%	100%	0,27%	Argentina	Services (4)
Aluvional S.A.	100%	100%	100%	Argentina	Mining and industry
AFBN S.R.L. (2)	100%	—%	—%	Argentina	Exploration and production (1)
VX Ventures Asociación en Participación	100%	—%	—%	Mexico	Holding company

(1)	It r efers to the exploration and production of gas and oil.
(2)	See Note 1.5.
(3)	See Note 28.
(4)	Including operations related to the capture, treatment, transport and distribution of hydrocarbons and derivatives.
The Company’s shares in the subsidiaries’ voting rights are the same as its interest in capital.
2.3.2. Changes in interests
Changes in the Company’s working interests in the subsidiaries that do not result in a change in control of the subsidiary are accounted for as equity transactions. The carrying amount of the Company’s interests and noncontrolling interest is adjusted to reflect the changes in interests in the subsidiaries. Any difference between the amount by which the noncontrolling interest is adjusted and the fair value of the consideration paid or received is recognized in equity and attributed to the Company’s equity holders.

When the Company ceases to consolidate or book a subsidiary’s capital for loss of control, joint control or significant influence, any retained working interest in the entity is remeasured at fair value with the change in the carrying amount recognized in the statements of profit or loss and other comprehensive income. This fair value becomes the initial carrying amount for the purposes of subsequently booking retained interest as the associate, joint venture or financial asset. In addition, any amount previously recognized in other comprehensive income in relation to such entity is booked as if the Company had directly disposed of the related assets or liabilities. This may mean that the amounts previously recognized in other comprehensive income are reclassified to the consolidated statements of profit or loss and other comprehensive income.
If the working interest in a joint venture or associate is reduced, but the entity retains the joint control or significant influence, only a proportion of the previously recognized amounts in other comprehensive income is reclassified to the statement of profit or loss.
The changes in the Company’s working interests in its subsidiaries that do not result in loss of control are booked as equity transactions.
2.3.3. Joint arrangements
According to IFRS 11 Joint Arrangements, investments are classified as joint operations or joint venture, depending on contractual rights and obligations. The Company has joint operations but has no joint venture.
Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control exists only when decisions about the relevant business activities require the unanimous consent of the parties that collectively control the arrangement.
When the Company carries out activities under joint operations, it is required, as a joint operator, to recognize in proportion to its interest in the joint arrangement:

•	Its assets and liabilities held jointly;

•	Its revenue from the sale of its share of the output of the joint operation;

•	Its revenue from the sale of its share of the output of the joint operation; and

•	Its expenses, including its share of any expenses incurred jointly.
The Company books its assets, liabilities, revenues and expenses related to its interest in a joint operation according to the IFRS applicable to specific assets, liabilities, revenues and expenses. They were included in the consolidated financial statements in the related accounts. Interest in joint operations and other arrangements were calculated based on the latest financial statements or financial information available as of every year-end
considering significant subsequent events and transactions, and management information available. The financial statements or financial information are adjusted, if needed, so that the accounting policies are consistent with the Company’s accounting policies.
When the Company conducts transactions in a joint operation in which the Company is a joint operator (such as a sale or contribution of assets), it is considered that the Company is performing the transaction with the other parties of the joint operation, and the resulting profit and losses from the transactions are recognized in the Company’s consolidated financial statements for the attention of the other parties’ interests in the joint operation. When a Group company conducts transactions with a joint operation in which the Company is a joint operator (such as a purchase of assets), the Company recognizes its portion of profit and losses once these assets are resold to a third party.
See Notes 1 and 30 for further information on the Company’s joint operations.

2.3.4 Business combination
The acquisition method is used to book business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for these acquisitions comprises:

(i)	The fair value of transferred assets;

(ii)	The liabilities incurred to former owners of the acquired business;

(iii)	The equity interests issued by the Company;

(iv)	The fair value of any asset or liability from a contingent consideration arrangement; and

(v)	The fair value of any previously held equity interest in the subsidiary.
Identifiable assets acquired and contingent liabilities assumed in a business combination are initially measured at fair values at the date of purchase. The Company recognizes noncontrolling interests in the acquiree on an acquisition basis either at fair value or at the proportionate share of noncontrolling interests of the acquiree’s net identifiable assets.
The costs related to the acquisition are booked as incurred expenses. Goodwill is an excess of:

(i)	The consideration transferred ;

(ii)	The amount of any noncontrolling interest in the acquiree; and

(iii)	The acquisition-date fair value of previously held equity interest in the acquiree over the fair value of net identifiable assets acquired is booked as goodwill.
If the fair value of the acquiree’s net identifiable assets exceeds these amounts, before recognizing profit, the Company reassesses whether it has correctly identified all assets acquired and liabilities assumed, reviewing the procedures employed to measure the amounts to be recognized at the acquisition date. If the assessment still results in excess of the fair value of net assets acquired in relation to the total consideration transferred, gain from a bargain purchase is recognized directly in the consolidated statements of profit or loss and other comprehensive income.
When the settlement of any cash consideration is deferred, the future amounts payable is discounted at their present value at the exchange date. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained under comparable terms and conditions.
Contingent consideration will be recognized at its fair value at the acquisition date. Contingent consideration is classified as equity or as a financial liability. The amounts classified as a financial liability are remeasured at fair value with changes in fair value through the consolidated statements of profit or loss and other comprehensive income. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity.
When the Company acquires a business, it assesses the financial assets acquired and liabilities incurred in relation to its adequate classification and designation according to contractual terms, economic circumstances and relevant conditions as of the acquisition date.
Oil reserves and resources acquired that may be measured reliably are recognized separately at fair value upon the acquisition. Other potential reserves, resources and rights, which fair values cannot be measured reliability, are not recognized separately but are considered part of goodwill.
If the business combination is performed in stages, the previously held equity interest in the acquiree is measured at acquisition-date fair value. Profit or loss from such remeasurement is recognized in the consolidated statements of profit or loss and other comprehensive income.
The Company has a maximum period of 12 months from the date of acquisition to finalize the acquisition accounting. When it is incomplete as of the end of the year in which the business combination takes place, the Company reports provisional amounts.
As detailed in Note 30.3.4 and 32, during the year ended December 31, 2020, the Company acquired an additional participation in the Coirón Amargo Norte Joint operating concession, which was accounted for as a business combination.

2.4 Summary of significant accounting policies
2.4.1 Segment information
The operating segments are reported in a consistent manner with the internal reports provided by the Executive Management Committee (the “Committee” that is considerate the “Chief Operating Decision Maker” or “CODM”)
The CODM is the highest decision-making authority, in charge of allocating resources and establishing the performance of the entity’s operating segments and was identified as the body executing the Company’s strategic decisions.
2.4.2 Property, plant and equipment and intangible assets
Property, plant and equipment
Property, plant and equipment is measured using the cost model, after initial recognition, the asset is valued at cost less depreciation and any subsequent accumulated impairment loss.
Subsequent costs are included in the carrying amount of the asset or are recognized as a separate asset, as the case may be, only when it is probable that future economic benefits may flow to the Company and the cost of the asset may be measured reliably. Remainder repairs and maintenance costs are charged to profit or loss during the reporting period in which they are incurred.
The cost of works in progress which construction will be extended over time includes, if applicable, borrowings costs.
Works in progress are measured based on the level of progress and are booked at cost less any impairment loss, of applicable.
Profit and loss from the sale of property, plant and equipment is calculated by comparing the consideration received with the carrying amount.
2.4.2.1 Depreciation methods and useful lives
Estimated useful lives, residual values and the depreciation method are reviewed at every period-end,
and changes are recognized prospectively. A carrying amount of the asset is reduced immediately to its recoverable amount if the carrying amount of the asset is greater than its estimated recoverable value.
The Company amortizes drilling costs applicable to productive and dry wells in development, productive wells, machinery and facilities in oil and gas production areas according to the unit of production method, applying the proportion of oil and gas produced to prove and develop oil and gas reserves, as the case may be. The cost of acquisition of oil and gas properties is amortized applying the proportion of produced oil and gas to total estimated oil and gas proved reserves.
The costs of acquiring properties with unproved reserves and unconventional resources are valued at cost, and their recoverability is assessed regularly based on geological and engineering estimates of the reserves and resources expected to be proved during the life of each concession and are not depreciated.
Capitalized costs related to the acquisition of properties and the extension of concessions with proved reserves were depreciated per field based on a production unit by applying the proportion of produced oil and gas to estimated proved oil and gas reserves.
Production facilities (including significant identifiable components) are depreciated using the unit of production method considering the proved development of reserves.

The Company´s remainder items of property, plant and equipment (including significant identifiable components) are depreciated using the straight-line method based on their estimated useful lives, as detailed below:

Buildings	50 years
Vehicles	5 years
Machinery and installations	10 years
Computer equipment	3 years
Equipment and furniture	10 years
Land does not depreciate.
2.4.2.2 Assets for oil and gas exploration
The Company adopts the successful effort method to account for its oil and gas exploration and production activities.
This method implies the capitalization of: (i) the cost of acquiring properties in oil and gas exploration and production areas; (ii) the cost of drilling and equipping exploration wells arising from the discovery of commercially recoverable reserves; (iii) the cost of drilling and equipping development wells, and (iv) estimated well plugging and abandonment obligations.
Exploration and evaluation involve the search for hydrocarbon resources, the assessment of its technical viability and the assessment of the commercial feasibility of an identified resource.
According to the successful effort method, exploration costs such as geological and geophysical (“G&G”) costs, excluding the costs of exploration well
s
and 3D seismic testing in operating concessions, are expensed during the period in which they are incurred.
Once legal exploration rights are obtained, the costs directly related to an exploration well are capitalized as intangible exploration and evaluation assets until the well is completed and results are assessed. These costs include compensation to directly attributable employees, materials used, drilling costs and payments to contractors.
The drilling and completion costs of exploration wells are capitalized until it is established that there are proved reserves and the commercial development is justified. If no reserves are found, these drilling costs are charged as expenses in an unproductive well. An exploration well may occasionally determine the existence of oil and gas reserves but cannot be classified as proved when the drilling is completed, subject to further evaluation (for example, drilling of additional wells), but it is probable that that they may be developed commercially. In these cases, costs continue to be capitalized provided that the well has found a sufficient quantity of reserves to justify its completion as a producing well and the Company is making sufficient progress assessing the reserves and the economic and operating viability of the project.
These capitalized costs are subject to technical, commercial and administrative review, and a review of impairment indicators at least once a year. When there is sufficient management information indicating impairment, the Company conducts an impairment test according to the policies described in Note 3.2.2.
When oil and gas reserves are identified as proved and Management approves the start-up,
the related capitalized expense is first assessed in terms of impairment and (if needed) an impairment loss is recognized, and the remaining balance is transferred to oil and gas properties. Except for license fees, amortization is not charged to profit or loss during the exploration and evaluation stage.
Estimated well plugging and abandonment obligations in hydrocarbon areas, discounted at a risk-adjusted rate, are capitalized in the cost of assets and are amortized using the unit of production method. A liability for the estimated value of discounted amounts payable is also recognized. Changes in the measurement of these obligations as a consequence of changes in the estimated term, the cost or discount rate are added to or deducted from the cost of the related asset.
Asset swaps that only involve exploration and evaluation assets are booked at the carrying amount of the asset delivered and no profit or loss is recognized.

2.4.2.3 Rights and Concessions
Rights and concessions are booked as part of property, plant and equipment and are depleted on the unit of production basis over the total proved reserves of the relevant area. The calculation of the units of production rate for the depreciation/amortization of development costs considers expenses incurred to date and authorized future development expenses.
Intangible assets
2.4.2.4 Goodwill
Goodwill arises during a business acquisition and represents the excess of acquisition cost over the fair value of net assets acquired. After initial recognition, goodwill is measured at cost less cumulative impairment losses. There is no subsequent reversal of impairment in goodwill.
To conduct impairment tests, goodwill is allocated as from acquisition date to each cash-generating unit (“CGU”), which represents the lowest level within the Company at which the goodwill is monitored for internal management purposes.
When goodwill is allocated to a CGU and part of the transaction within such unit is eliminated, goodwill related to such eliminated transaction is included in the carrying amount of the transaction to determine gain or loss on sale.
2.4.2.5 Other intangible assets
Other intangible assets acquired separately are measured using the cost model; after initial recognition, the asset is valued at cost less amortization and any subsequent accumulated impairment loss.
Intangible assets are amortized using the straight-line method; software licenses are amortized over their estimated
3-year
useful life. The amortization of these assets is recognized in the statements of profit or loss and other comprehensive income.
The estimated useful life, residual value and amortization method are reviewed at every period-end,
and changes are recognized prospectively. A carrying amount of the asset is reduced immediately to its recoverable amount if the carrying amount of the asset is greater than its estimated recoverable value.
2.4.3 Leases
The Company has lease contracts for various items of buildings, and plant and machinery, which are recognizes under IFRS 16.
The Company recognizes
right-of-use
assets at the commencement date of the lease (i.e., on the date when the underlying asset is available for use).
Right-of-use
assets are measured at cost, net of the accumulated depreciation and impairment losses and are adjusted by the remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount for recognized lease liabilities, direct costs initially incurred, and lease payments made until the commencement date less the lease incentives received. Unless the Company is reasonably certain that it will obtain the ownership of the leased asset at the end of the lease term, recognized right-of-use
assets are depreciated under the straight-line method during the shortest of its estimated useful life and the lease term.
Right-of-use
assets are subject to impairment. See note 3.2.2 for further detail on the accounting policy to assess nonfinancial asset impairment.
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of the lease payments to be made during the lease term. Lease payments include fixed payments (including in-substance
fixed payments) less lease incentives receivable, variable lease payments dependent on an index or rate, and the amounts expected to be paid for residual value guarantees.
Lease payments also include a purchase option exercise price if the Company is reasonably certain about exercising such option, as well as penalty payments from lease termination, if the lease term reflects the Company’s termination option exercise. Variable lease payments that do not depend on an index or rate are recognized as expenses in the period of occurrence of the event or condition that gives rise to the payment. To calculate the present value of lease payments, if the imputed interest rate in the lease cannot be easily assessed, the Company uses the incremental borrowing rate at the lease commencement date. After the commencement date, lease liabilities will be increased to reflect the accretion of interest and will be reduced by the lease payments made. In addition, the carrying amount of lease liabilities are remeasured if there is an amendment, a change in the lease term, a change in the fixed or in-substance
fixed payments or a change in the assessment to buy the underlying asset.
The Company applies the exemption to recognize short-term leases of machinery and equipment (i.e., those leases for a term under 12 months as from the commencement date with no call option). The low-value
asset exemption also applies to
low-value
office equipment items. The lease payments of
low-value
assets are recognized as expenses under the straight-line method during the lease term.
The Company determines the lease term as the noncancellable lease term, together with any period covered by an option to extend the agreement if it is reasonably certain that it will exercise that option, or any period covered by an option to terminate the agreement, if it is reasonably certain that it will not exercise such option. The Company applies its judgment upon assessing whether it is reasonably certain that it will exercise the option to renew the agreement. In other words, it considers the relevant factors that create an economic incentive to renew the agreement. After the commencement date, the Company reassesses the lease term if there is a significant event or change in the circumstances under its control that affects its capacity to exercise (or not) the option to renew the agreement (for example, a change in the business strategy).
2.4.4 Impairment of nonfinancial assets
Other nonfinancial assets with a definite useful life undergo impairment tests whenever events or changes in circumstances have indicated that their carrying value may not be recoverable. When the carrying amount of the asset exceeds its recoverable amount, an impairment loss is recognized for the value of the asset. An asset’s recoverable amount is the higher of (i) the fair value of an asset less costs of disposal and (ii) its value in use.
Assets are tested for impairment at the lowest level in which there are separately identifiable cash flows largely independent of the cash flows of other groups of assets or CGUs. Amortized nonfinancial assets are reviewed for potential reversal of impairment at the end of each reporting period.
2.4.5 Foreign currency translation
2.4.5.1 Functional and presentation currency
The functional currency of the Company and its subsidiaries is the currency of the primary economic context in which each entity operates. The functional and presentation currency of all entities is the US dollar. To determine the functional currency, the Company makes judgments to identify the primary economic context and reconsiders the functional currency in the event of a change in conditions that may determine the primary economic context.
2.4.5.2 Transactions and balances
Transactions in a currency other than the functional currency (“foreign currency”) are accounted for at the exchange rate as of each transaction date. Foreign exchange gains and losses from the settlement of transactions and the translation at the closing exchange rate of monetary assets and liabilities denominated in foreign currency are recognized in the consolidated statements of profit or loss and other comprehensive income unless they are capitalized.
Monetary balances in foreign currency are converted at each country’s official exchange rate as of every year-end.

2.4.6 Financial instruments
2.4.6.1 Other financial assets
2.4.6.1.1 Classification
2.4.6.1.1.1 Financial assets at amortized cost
Financial assets are classified and measured at amortized cost provided that they meet the following criteria:

(i)	the purpose of the Company’s business model is to maintain the asset to collect the contractual cash flows;

(ii)	contractual conditions, on specific dates, give rise to cash flows only consisting in payments of principal and interest on the outstanding principal.
2.4.6.1.1.2 Financial assets at fair value
If any of the aforementioned criteria is not met, the financial asset is classified and measured at fair value through the consolidated statements of profit or loss and other comprehensive income.
All investments in equity instruments are measured at fair value. The Company has no capital investments as of December 31, 2021, and 2020.
2.4.6.1.2 Recognition and measurement
Upon initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset that is not measured at fair value through profit or loss, the transaction costs that are directly attributable to the acquisition of the financial asset.
Profit or loss in a debt investment that is subsequently measured at fair value and is not part of a hedge relationship is recognized in the consolidated statements of profit or loss and other comprehensive income. Profit or loss in a debt investment that is subsequently measured at amortized cost and does not comprise a hedge relationship is recognized in the consolidated statements of profit or loss and other comprehensive income when the financial asset is derecognized or impaired and through the amortization process using the effective interest rate method.
The Company reclassifies financial assets when and only when it changes its business model for managing these assets.
Accounts receivable for services rendered or hydrocarbons delivered but not invoiced, and other accounts receivable are measured at amortized cost using the effective interest method less the allowance for expected credit losses, if applicable.
2.4.6.1.3 Impairment of financial assets
The Company recognizes an allowance for Expected Credit Losses (“ECL”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between contractual cash flows owed and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate.
For trade and other receivables, the Company applies a simplified approach in calculation of ECL. Therefore, the Company does not monitor changes in credit risk but rather calculates an allowance for ECL at each reporting date.
Expected credit losses in trade and other receivables are estimated on a case-by-case
basis according to the debtor’s history of noncompliance and an analysis of the debtor’s financial position, adjusted by the general economic conditions of the industry, its current assessment and a Management forecast of conditions as of the reporting date.
The Company recognizes the impairment of a financial asset when contractual payments are more than 90 days past due or when the internal or external information shows that it is unlikely that the pending contractual amounts be received. A financial asset is derecognized when there is no fair expectation to recover contractual cash flows.

2.4.6.1.4 Offsetting of financial instruments
Financial assets and liabilities are disclosed separately in the consolidated statement of financial position unless the following criteria are met: (i) the Company has a legally enforceable right to set off the recognized amounts, and (ii) the Company intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. A right to set off is that available to the Company to settle a payable to a creditor by applying against it a receivable from the same counterparty.
Jurisdiction and laws applicable to relations between parties are considered upon assessing whether there is such a legally enforceable right.
2.4.6.2 Financial liabilities and equity instruments
2.4.6.2.1 Classification as liabilities or equity
Debt and equity instruments issued by the Company are classified as financial liabilities or equity according to the substance of the agreement and the definition of financial liabilities and equity instrument
s
.
To issue a variable number of shares, a contractual agreement is classified as a financial liability and is measured at fair value. The changes in fair value are recognized in the consolidated statements of profit or loss and other comprehensive income.
2.4.6.2.2 Equity instruments
An equity instrument is any agreement that evidences an interest in the Company’s net assets and is recognized in proceeds, net of direct issuance costs.
2.4.6.2.3 Compound financial instruments
The component parts of a compound instrument (negotiable obligations) issued by the Company are classified separately as financial liabilities and equity instruments according to the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. An equity instrument is a conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of Company own equity instruments.
The fair value of the liability component, if any, is estimated using the prevailing market interest rate for similar nonconvertible instruments. This amount is recorded as a liability at amortized cost using the effective interest method until extinguished upon conversion or at the instrument redemption date.
A conversion option classified as equity is determined by deducting the liability component amount from the fair value of the compound instrument as a whole. It is recognized and included in equity, net of income tax effects, and it not subsequently remeasured. Moreover, the conversion option classified as an equity instrument remains in equity until the conversion option is exercised, in which case, the balance recognized in equity is transferred to another equity account. When the conversion option is not exercised at the redemption date of negotiable obligations, the balance recognized in equity is transferred to retained earnings. No profit or loss is recognized in the statement of profit or loss after the conversion or redemption of the conversion option.
Transaction costs related to the issuance of negotiable obligations are allocated to liability and equity components in proportion to the allocation of gross proceeds. Transaction costs related to the equity component are recognized directly in equity. Transaction costs related to the liability component are included in the carrying amount of liability component and are amortized throughout the life of negotiable obligations using the effective interest method.
2.4.6.2.4 Financial liabilities
All financial liabilities are initially recognized at fair value and after that, at their amortized cost using the effective interest method or at Fair Value Through Profit or Loss (“FVTPL”). Borrowings are recognized initially at fair value, net of transaction costs incurred.

Financial liabilities related to purchasing value units (“UVA” by Spanish acronym) are adjusted by the benchmark stabilization coefficient (“CER” by Spanish acronym) at each closing date, recognizing the effects on “Other Financial Results”.
Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination;
(ii) held-for
trading; or (iii) designated as at FVTPL, are subsequently measured at amortized cost using the effective interest method.
The effective interest method is used in the calculation of the amortized cost of a financial liability and in the allocation of interest expense during the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that are an integral part of the effective interest rate, transaction costs and other premiums or discounts) throughout the expected life of the financial liability, or (when appropriate) a shorter period, at the amortized cost of a financial liability.
Borrowings are classified as current or noncurrent according to the period for settling obligations according to contractual agreements. Borrowings are current when they are settled within 12 months after the reporting period.
2.4.6.2.5 Derecognition of financial liabilities
The Company derecognizes financial liabilities when obligations are discharged, cancelled or expired. The difference between the carrying amount of such financial liability and the consideration paid is recognized in the statements of profit or loss and other comprehensive income.
When an existing financial liability is replaced by another one in terms that are substantially different from the original term or the terms of an existing liability change substantially, it results in the derecognition of the original liability and recognition of a new liability. The difference in the related accounting values is recognized in the statements of profit or loss and other comprehensive income.
2.4.7 Recognition of revenue from contracts with customers and other income
2.4.7.1 Revenue from contracts with customers
Revenue from contracts with customers related to the sale of crude oil, natural gas and Liquefied Petroleum Gas (“LPG”) is recognized when control of the assets is transferred to the customer upon delivery of inventory. It is recognized for an amount of consideration to which the Company expects to be entitled in exchange for these assets. The normal credit term is 15 days for crude oil sales and 50 days for natural gas and LPG sales. The Company has reached the conclusion that it acts as principal in its revenue agreements because it regularly controls assets before transferring them to the customer.
Revenue from the production of crude oil and natural gas in joint arrangements in which the Company participates is recognized when sales are made to customers and production costs are accrued or deferred to reflect the differences between volumes taken and sold to customers, and the resulting contractual interest from such arrangement.
Based on the revenue analysis conducted by Company Management, Note 5.1 was broken down by (i) product type and (ii) distribution channels. All Company revenue is recognized at a point in time.
2.4.7.2 Contract balances
Contract assets
A contract asset is defined as the right to obtain a consideration in exchange for the goods or services transferred to the customer. Should goods or services be transferred before receiving the agreed-upon payment or consideration, a contract asset is recognized for the consideration received. The Company has no contract assets as of December 31, 2021 and 2020.
Trade and other receivables
A receivable represents the Company’s right to receive a consideration that is unconditional; that is to say, it only requires the passage of time before the payment of consideration falls due.

Contract liabilities
A contract liability is the obligation to transfer goods or services to a customer for which the Company has received consideration. If the customer pays consideration before the Company transfers the goods or services, it recognizes a contract liability. When the Company fulfills its obligations according to the agreement, liabilities are recognized as revenue. The Company has no contract liabilities as of December 31, 2021, 2020, and 2019.
Other operating income
Other operating income is mainly related to the provision of services to third parties that are not directly related to the main activity. The Company recognizes revenue over time using an input method to measure progress toward service completion because the customer simultaneously receives and consumes the benefits provided by the Company.
2.4.8 Inventories
Inventories are made up of crude oil, materials and spare parts.
They are measured at the lower of cost and net realizable value. The cost of inventories includes production expenses and other costs incurred in bringing the inventories to their present location and condition. The cost of materials and spare parts is determined using the weighted average cost method.
The net realizable value is the estimated selling price in the ordinary course of business less the estimated direct costs necessary to make the sale.
The recoverable amount of these assets is assessed at each reporting date, and the resulting loss is recognized in the consolidated statements of profit or loss and other comprehensive income when inventories are overstated.
Materials and spare parts and permanent maintenance equipment that the Company expects to use for more than one period and those that can only be used in relation to a property, plant and equipment item are included in “Property, plant and equipment”.
2.4.9 Cash and cash equivalents
For the presentation of the consolidated statement of cash flows, cash and cash equivalents include cash on hand, demand deposits in financial institutions and other short-term highly liquid investments originally maturing in three or less months, readily convertible into known cash amounts and subject to insignificant risk of changes in value.
Overdrafts in checking accounts, if any, are disclosed within current borrowings in the consolidated statement of financial position. They are not disclosed in the consolidated statement of cash flows as they do not comprise the Company’s cash and cash equivalents.
2.4.10 Equity
Changes in equity were accounted for according to Company decisions and legal or regulatory standards.
a. Capital stock
Capital stock represents capital made up of shareholder contributions. It is represented by outstanding shares at nominal value. Ordinary shares are classified as equity.

b. Statutory reserve
Under Mexican Business Associations Law, the Company is required to allocate 5% of net profit for the year to increase the statutory reserve until it is equal to 20%
of capital based on the Company’s individual financial statements. As of December 31, 2021, and 2020, the Company has not booked this reserve.
c. Accumulated results
Accumulated profits or losses comprise retained earnings (accumulated losses) with no specific allocation. They may be distributed as dividends by Company decision, provided that they are not subject to legal restrictions.
Retained earnings (accumulated losses) comprise prior-year profit that was not distributed, or losses, the amounts transferred from other comprehensive income and prior-year adjustments.
Similarly, for capital reduction purposes, these distributions will be subject to income tax assessment according to the applicable rate, except for remeasured contributed capital stock or distributions from the net taxable profit account (“CUFIN, by Spanish acronym).
d. Other comprehensive income
Other comprehensive income comprises actuarial gains and losses for defined benefit plans and the related tax effect.
e. Dividend distribution
Dividend distribution to Company shareholders is recognized as a liability in the financial statements upon approval of the distribution by the Shareholders’ Meeting. Dividends are distributed based on the Company’s individual financial statements.
The Company can pay dividends after compliance with the restrictions included in the credit agreement as mentioned in Note 18.1.
2.4.11 Employee benefits
2.4.11.1 Short-term obligations
Salaries and payroll tax expected to be settled within 12 months after period-end
are recognized for the amounts expected to be paid upon settlement and are disclosed in “Salaries and payroll taxes” current in the consolidated statement of financial position.
Costs related to compensated absences, such as vacation, are recognized as they are accrued.
In Mexico, the employees’ share in profit (“PTU, by Spanish acronym”) is paid to qualifying employees; PTU is calculated using the income tax base, except for the following:

(i)	The employees’ share in Company profit paid during the year or prior-year tax losses pending application.

(ii)	Payments that are also exempt for employees.
2.4.11.2 Defined benefit plans
The Company operates a defined benefit plan described in Note 23. Defined benefit plans are related to a series of pension benefits that an employee will receive at retirement, depending on one or more factors, such as age, years of service and compensation. According to the conditions established in each plan, the benefit may consist of a single payment or payments supplementary to pension system payments.
The cost of defined benefit plans is recognized periodically according to the contributions made by the Company.
Labor cost liabilities are accumulated in the periods in which employees render the services that give rise to the consideration.

The defined benefit obligation liability recognized in the consolidated statement of financial position is the present value of the defined benefit obligation, net of the fair value of plan assets. The defined benefit obligation is calculated at least as of every year-end
by independent actuaries through the projected unit credit method. The present value of the defined benefit obligation is assessed discounting estimated future cash outflows using future actuarial assumptions on the demographic and financial variables that affect the assessment of such amounts.
Actuarial profit and losses derived from changes in actuarial assumptions are recognized in other comprehensive income in the period in which they arise, and the costs of past services are recognized immediately in the consolidated statements of profit or loss and other comprehensive income.
2.4.12 Borrowing
s
costs
General or specific borrowings costs directly attributable to the acquisition, construction or production of assets that necessarily require a substantial period of time to be ready for their intended use or sale are added to the cost of these assets until they are ready for their intended use or sale.
Income earned on the temporary investment of specific borrowings is deducted from borrowings costs eligible for capitalization. Other borrowings costs are accounted for in the period in which they are incurred.
For the years ended December 31, 2021, 2020, and 2019, the Company has not capitalized borrowings costs because it had no qualifying assets, except for interest on lease liabilities disclosed in Note 15.
2.4.13 Provisions and contingent liabilities
The Company recognizes provisions when the following conditions are met: (i) it has a present or future obligation as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate can be made. No provisions for operating future losses are recognized.
In the case of provisions in which the time value of money is significant, as is the case of well plugging and abandonment and environmental remediation, these provisions are determined as the present value of the expected cash outflow for settling the obligation. Provisions are discounted at a pre-tax
discount rate that reflects current market conditions as of the date of the statement of financial position and, as the case may be, the risks specific to the liability. When the discount is applied, the increase in the provision due to the passage of time is recognized as a financial cost.
2.4.13.1 Provision for contingencies
Provisions are measured at the present value of the disbursements expected to be made to settle the present obligation, considering the best information available upon preparing the financial statements, based on the premises and methods considered appropriate, and based on the opinion of the Company’s legal counsel. Estimates are regularly reviewed and adjusted as additional information is made available to the Company. The discount rate used to determine the present value reflects the current market assessments of the time value of money and the specific risk related to each liability.
When the Company expects that the provision will be reimbursed in part or in full and is certain of its occurrence, like under an insurance agreement, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
Contingent liabilities are: (i) potential obligations from past events and whose existence will be confirmed only by the occurrence or nonoccurrence of uncertain future events not wholly within the entity’s control; or (ii) present obligations from past events that will not likely require an outflow of resources for its settlement, or which amount cannot be estimated reliably.
The Company outlines the nature of material contingent liabilities in the notes to the consolidated financial statements (see Note 22.3).

Contingent liabilities which probability is remote are not disclosed unless they involve warranties, in which case the nature of the warranty is disclosed.
Where some or all of the expenditure required to settle a provision is expected to be reimbursed by another party in part or in full, the receivable is recognized as an asset if it is virtually certain that the reimbursement will be received and if the receivable can be measured reliably.
2.4.13.2 Well plugging and abandonment provision
The Company recognizes a provision for well pugging and abandonment when there is a legal or constructive obligation as a result of past events, it is probable that a cash flow will be required to settle the obligation, and the amount to be disbursed can be reliably estimated.
In general, the obligation arises when the asset is installed, or the plot of land or environment at the site is altered.
When the liability is initially recognized, the present value of estimated costs is capitalized, increasing the carrying amount of the assets related to the oil and gas extraction insofar as they were incurred for the development or construction of the well.
The other provisions from an enhanced development or construction of the oil and gas extraction properties increase the cost of the related asset when the liability arises.
The changes in the estimated time or cost of well plugging and abandonment are afforded a prospective treatment by booking an adjustment to the related provision and asset.
If the change in the estimate results in an increased well plugging and abandonment liability and, consequently, a greater carrying amount of the asset, the Company conducts a comprehensive analysis of whether there is an indication of impairment of the asset and implements impairment tests. In the case of mature wells, if the estimated revised value of the assets related to oil and gas extraction, net of well plugging and abandonment provisions, exceeds the recoverable amount, this portion of the increase is directly expensed.
Over time, the discounted liability increases with the change in the present value based on the discount rate that reflects the current market assessments and specific liability risks. The regular reversal of discount is recognized in the consolidated statements of profit or loss and other comprehensive income as a financial cost.
2.4.13.3 Provision for environmental remediation
The provision for environmental remediation is recognized when it is likely that a soil remediation be conducted, and costs may be estimated reliably. Generally, the timing of recognition of these provisions coincides with the commitment to a formal plan of action or, if earlier, on divestment or on closure of inactive sites.
The amount recognized is the best estimate of the expenditure required to settle the obligation. If the time value of money is material, the recognized value is the present value of the estimated future expense. The effect of such estimate is recognized in the consolidated statements of profit or loss and other comprehensive income.
2.4.14 Income tax and minimum presumed income tax
2.4.14.1 Current and deferred income tax
Tax expenses for the period include current and deferred income tax. Income tax is recognized in the consolidated statements of profit or loss and other comprehensive income except if it is related to items recognized in other comprehensive income or directly in equity.

Current income tax is calculated based on tax laws enacted at period end. The Company regularly assesses the positions adopted in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation. It also recognizes provisions based on the amounts it expects to pay to tax authorities. When tax treatments are uncertain and it is probable that a tax authority will accept the tax treatment adopted by the Company, income tax is recognized according to the tax laws. If it is not considered likely, the uncertainty is shown using the most likely amount method or the expected value method depending on the method that best predicts the resolution to the uncertainty.
Deferred income tax is recognized using the liability method over temporary differences between the tax bases of assets and liabilities and the carrying amounts in the financial statements. Deferred tax liabilities are recognized for all taxable temporary differences unless they arise from recognition of goodwill.
Deferred income tax assets are recognized only insofar as it is probable that future taxable profit will be available and may be used against temporary differences. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.
These deferred tax assets and liabilities are not recognized if the temporary difference arises on initial recognition (other than that of a business combination) of assets and liabilities in a transaction that affects neither taxable nor accounting profit.
Deferred income tax applies to temporary differences of interests in subsidiaries and associates, except for deferred income tax liabilities in which the Company controls the timing of the reversal of the temporary difference and it is probable that it will not reverse in the foreseeable future. The deferred tax assets that arise from these deductible temporary differences related to such investments and interests are only recognized when it is probable that sufficient taxable profit will be available against which the temporary differences will be used and are expected to reverse in the foreseeable future.
Deferred income tax assets and liabilities are only offset when there is a legally enforceable right and they are related to income tax levied by the same tax authority in the same taxable entity or another one provided that there is the intention to settle the balances on a net basis.
Current and deferred tax assets and liabilities were not discounted and are stated at nominal values.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period in which the liability is settled or the asset realized based on tax rates (and tax laws) enacted as of period-end.
The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the way in which the Company expects to recover or settle the carrying amount of its assets and liabilities.
Income tax rates effective in Mexico and Argentina stand at 35% and 30%, respectively, as of December 31, 2021. Both rates amounted to 30% as of December 31, 2020, and 2019 (see Note 33).
2.4.14.2 Minimum presumed income tax
The Company’s subsidiaries in Argentina calculated minimum presumed income tax applying the 1% rate over computable assets as of every period-end
until the year ended December 31, 2018.
This tax supplemented income tax in Argentina and was levied only if it exceeded income tax.
However, should minimum presumed income tax exceed the income tax amount payable in a tax year, such surplus could be computed as payment on account of future income tax payments for the ten subsequent tax years.
On July 22, 2016, Law No. 27,260 was published to eliminate minimum presumed income tax for the years beginning January 1, 2019.

As of December 31, 2020, the Company booked a minimum presumed income tax asset included in “Trade and other receivables” for
1,034
(see Note 17). As of December 31, 2021, it was charged against income tax liabilities (see Note 16).
2.4.15 Share-based payments
Company employees (including senior executives) receive shared-based compensation; employees render services as consideration for equity instruments (equity-settled transactions).
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at vesting date using a proper valuation method (see Note 34).
This cost is recognized as an employee benefit expense along with the related capital increase (“share-based payments”) during the period in which the service is rendered and, as the case may be, performance conditions are met (the vesting period). Cumulative expenses recognized for equity-settled transactions at each reporting date until vesting date show the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments to be vested. Expense or credit in the consolidated statements of profit or loss and other comprehensive income represents the movement in cumulative expenses recognized at the beginning and end of such period.
Service and performance conditions other than market conditions are disregarded upon determining grant-date fair value, but the likelihood that conditions are met is assessed as part of the Company’s best estimate of the number of equity instruments to be vested. Market-based performance conditions are reflected in the grant-date fair value. Any other condition related to an award but without a related service requirement will be considered a nonvesting condition. Nonvesting conditions are reflected in the fair value of an award and lead to an immediate expense unless there are also service or performance conditions.
No expenses are recognized for awards that are ultimately not vested because nonmarket service or performance conditions have not been met. When awards include a market or nonvesting condition, transactions are treated as vested irrespective of whether the market or nonvesting condition is met, provided that the remaining service or performance conditions are fulfilled.
When the terms of an equity-settled award are modified, the minimum expense recognized is the grant-date fair value of the unmodified award provided that the original vesting terms are met. An additional expense measured at modification date is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employee. When an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is accounted for immediately through profit or loss.
The dilutive effect of outstanding options is reflected as a dilution of additional shares in the computation of diluted earnings / losses per share (further details are given in Note 12).
On March 22, 2018, the Company approved a Long-Term Incentive Plan (“LTIP”) consisting of a plan so that the Company and its subsidiaries may attract and retain talented persons such as officers, directors, employees and consultants. The LTIP includes the following mechanisms for rewarding and retaining key personal: (i) stock option plan; (ii) restricted stock units and; (iii) performance restricted stock, thus accounted under IFRS 2 Share-Based Payment as detailed above (see Note 34).
a) Stock option plan (“SOP”) (equity-settled)
The stock option plan gives the participant the right to buy a number of shares over certain term. The cost of the equity-settled stock option plan is measured at grant date considering the terms and conditions for granting stock options. The equity-settled compensation cost is recognized in the consolidated statements of profit or loss and other comprehensive income under “Share-based payments” during the required service period.

b) Restricted stock (“RS”) (equity-settled)
Certain Company key employees receive additional benefits for free or at a minimum value once the conditions are met through a stock option plan denominated in restricted stock, which has been classified as an equity-settled share-based payment. The cost of the equity-settled stock option plan is measured at grant date considering the terms and conditions for granting stock options. The equity-settled compensation cost is recognized in the consolidated statements of profit or loss and other comprehensive income under “Share-based payments” during the required service period.
c) Performance restricted stock (equity-settled)
The Company grants performance restricted stock (“PRS”) to key employees, which entitle them to receive PRSs after having reached certain performance targets over a service period. PRSs are classified as equity-settled share-based payments. The cost of the equity-settled stock option plan is measured at grant date considering the terms and conditions for granting stock options. The equity-settled compensation cost is recognized in the consolidated statements of profit or loss and other comprehensive income under “Salaries and payroll taxes” during the required service period. The Company has granted no PRS as of December 31, 2021, 2020, and 2019.
2.4.16 Investments in associates
An associate is an entity over which the Company has significant influence, being the power to participate in the financial and operating policy decisions of the associate but not joint control over it. The considerations regarding control and significant influence are similar to those made by the Company in relation to its subsidiaries.
Associates are the investments in which an investor has significant influence but not control.
Investments are initially recognized at acquisition cost and then using the equity method whereby interests are recognized in profit or loss and in equity. The equity method is used as from the date when the significant influence over the associates is exercised.
The associates’ financial statements used to apply the equity method were prepared using the same accounting period as of December 31, 2021, and the same accounting policies employed in preparing these consolidated financial statements.
The Company’s interests in the associates’ net profits or losses, after acquisition, are recognized in the statements of profit or loss and other comprehensive income.
As of December 31, 2021, the Company valued these investments at equity method without recognition of the equity method because they did not have significant movements.
2.4.17 Going concern
The Board oversees the Group’s cash position regularly and liquidity risk throughout the year to ensure that there are sufficient funds to meet expected financing, operating and investing requirements. Sensitivity tests are conducted to disclose the latest expense expectations, oil and gas prices and other factors so that the Group may manage risk.
Considering the macroeconomic context, the result of operations and the Group’s cash position as of December 31, 2021, the Directors asserted, upon approving the financial statements, that the Group may reasonably be expected to fulfill its obligations in the foreseeable future. Therefore, these consolidated financial statements were prepared on a going concern basis.

2.5 Regulatory framework
2.5.1 General
2.5.1.1
COVID-19
pandemic
In 2020 and 2021 several measures were implemented to contain the health emergency caused by
COVID-19
moving from mandatory lockdown to mandatory social distancing. This period may continue to be extended as long as is necessary, to mitigate the epidemiological situation.
A- Argentina
2.5.2 Regulatory framework for the oil and gas activity
In Argentina, oil and gas exploration, exploitation, transport and trade is governed by Law No. 17,319, amended by Law No. 27,007.
Below are the main changes introduced by Law No. 27.007:
(i) It sets the terms for exploration permits and operating and transport concessions, distinguishing between conventional and unconventional concessions, and the continental platform and territorial marine reserves.
(ii) The 12% payable as royalties to the grantor by operating concessionaires on the extraction of liquid hydrocarbon byproducts in wellheads and natural gas production will continue to be in place. In case of an extension, additional royalties will be paid up to 3% on royalties applicable upon the first extension up to a maximum 18% for the following extensions.
(iii) It prevents the Argentine government and provinces from reserving new areas in the future in favor of public or mixed companies or entities, regardless of their legal type. Therefore, the agreements entered into by provincial companies for the exploration and development of reserved areas before the amendment are safeguarded.
However, the Province of Neuquén has its own Hydrocarbon Law No. 2,453. Hence, the Company’s assets in the Province of Neuquén are governed by such law, whereas the remainder assets located in the Provinces of Río Negro and Salta follow Law No. 17,319, as amended.
2.5.3 Gas market
Over the past few years, the Argentine government designed different programs to encourage and boost gas injection in the domestic market.
2.5.3.1 Program to promote the injection of natural gas surplus for reduced injection companies (“RI program”)
The RI program was introduced by the Secretariat of Energy (“SE”) in agreement with Resolution No. 60/13 of 2013. This program created price incentives to encourage producing companies’ adherence aimed at boosting natural gas production in Argentina, and LPG import fines in case of volume noncompliance. This resolution, amended by Resolutions No. 22/14 and No. 139/14, set forth a selling price ranging between 4 US/MMBTU and 7.5 US/MMBTU according to the production possibility curve. The RI program was effective until December 2017.
On July 1, 2019, through Resolution No. 358/19, the SE advised the Company of the plan for settling the RI program-related receivable. According to such resolution, the Company’s receivable as of that date would be settled with government bonds (“natural gas program bonds”) denominated in US dollars to be amortized within a maximum term of 30 (thirty) instalments.
From the total bonds received by the Company, 4,140 program bonds were amortized during the year ended December 31, 2021.
The Company carries no receivables from RI Program as of December 31, 2021, whereas plan receivables amount to 4,012 at present value (nominal value of 4,140
)
as of December 2020 (see Note 17).

2.5.3.2 Argentine promotion plan to stimulate natural gas production: 2020-2024 supply and demand system (“Gas IV Plan”)
On November 13, 2020, through Presidential Decree No. 892/2020, the Argentine Executive approved Gas IV Plan, whereby it declared that the promotion of natural gas production is both a matter of public interest and a priority.
Through Resolution No.
317/2020
of the SE, it invited natural gas producing companies to tender to be awarded
70
 billion cubic meters (“bcm”)/day natural gas volume base per year, and an additional volume for each winter period.
On December 15, 2020, through Resolution No. 391/2020, the SE awarded volumes and prices, for which the Company entered into agreements with Compañía Administradora del Mercado Mayorista Eléctrico S.A. (“CAMMESA”), Integración Energética Argentina S.A. (“IEASA”) and other distribution licensees or sub distributors to supply natural gas for electric power generation and residential consumption, respectively.
The Company, through its subsidiary Vista Argentina, was awarded a base volume of 0.86 bcm/day, at an average price of 3.29 US/MMBTU p.a. for a four-year period as from January 1, 2021.
As of December 31, 2021, the Company received a net amount of 3,660 and the receivables related to such plan stand at 1,729 (see Note 17).
Moreover, the Company was also awarded 0.15 bcm/day for exports between January and April 2022 as the SE authorized 5 bcm/day of exports additional to the permits issued pursuant to SE Resolution No. 360/21.
2.5.4 Oil market
2.5.4.1 Decree No. 488/2020
On May 19, the Argentine Executive published Presidential Decree No. 488/2020, whereby it established, among others, a benchmark price for invoicing and collecting crude oil deliveries in the Argentine market at 45 US/bbl (“benchmark price”) from May 19, through December 31, 2020 (the “effective term.”)
This benchmark price established in section
1
of the aforementioned decree would be effective as long as the price for ICE Brent
1
st
Line does not exceed
45
US/bbl during
10
(ten) consecutive days. This section is not effective as of December
31
,
2020
, since the price for ICE Brent
1
st
line exceeded
45
US/bbl during
10
(ten) consecutive days in
August 2020
.
Furthermore, during the effective term, the Company was required to: (i) maintain activity or production levels recorded in 2019; (ii) maintain agreements with contractors and suppliers; and (iii) maintain headcount effective as of December 31, 2019.
During the term of the Decree, royalties must be calculated using the Reference Price.
2.5.4.2 Need and Urgency Decree No. 566/2019
Through DNU No. 566/2019 dated August 15, 2019, and effective as of August 16, 2019 (the “Decree 566/2019”), the government of the Argentine Republic determined that during the period covered from the entry into force of Decree 566/2019 until the ninety (90) calendar days following it (the “Term”):
(i) deliveries of crude oil made in the local market during the Term must be billed and paid at the agreed price between the producing and refining companies as of August 9, 2019, applying a reference exchange rate of argentine Pesos (“ARS”)
45.19/US and a Brent reference price of 59.00 US/bbl;
(ii) that the maximum price of gasoline and diesel in all its qualities, marketed by refining companies and / or wholesale and / or retail retailers in the country, in all sales channels, during the Term, may not be higher than the current price as of August 9, 2019;

(iii) that during the Term, the refining companies and the wholesale and retail retailers of the country must cover, at the prices established in Decree
566/2019
, the total national demand for liquid fuels in the Argentine Republic, in accordance with the volumes that are required from the usual practices of the Argentine market, providing on a regular and continuous basis to each and every one of the areas that make up the territory of the Argentine Republic; and
(iv) the hydrocarbon producing companies of the Argentine Republic, must cover the total demand for crude oil that is required by argentine market refining companies, providing on a regular and continuous basis to all refineries located in the territory of the Argentine Republic.
On August 20, 2019, the Company requests in the Federal Administrative courts a precautionary measure to the immediate suspension of Articles 1 and 4 of Decree 566/2019 that imposed maximum prices for the sale of crude oil in the local market and the obligation to supply it, all in order to avoid damages on the operations and financial results of the Company.
On December 3, 2019, the Company withdrew of the precautionary measure and the case was filed on September 15, 2020. As of the date of these consolidated financial statements, the Term of this Decree has ended.
2.5.4.3 Decree No. 601/19
By Decree No. 601/19, dated August 30, 2019, the provisions of Decree 566/2019 were modified, establishing that:
(i) until November 13, 2019 deliveries of crude oil made in the local market need to be invoiced and paid at the agreed price between the producing and refining companies as of August 9, 2019, applying a reference exchange rate of 46.69 ARS/US and a Brent reference price of 59 US/bbl.; and
(ii) the maximum price of gasoline and diesel in all its qualities, marketed by the refining companies and the wholesale and retail retailers, whose final destination is the public supply through fuel pumps may not be higher than the current price as of August 9, 2019.
As of the date of these consolidated financial statements, the Term of this Decree has ended.

Through Resolution 557/2019, of the Secretariat of Energy (“SE”) on September 19, 2019, it was determined that:
(i) during the term of Decree No. 601/2019, the prices of gasoline and diesel in all its qualities, marketed by refining companies and wholesale and retail retailers, whose final destination is the public supply through fuel pumps can increase in up to 4% with respect to the prices in force as of August 9, 2019; and
(ii) during the term of Decree No. 601/2019 deliveries of crude oil made in the local risk market will be invoiced and paid at the agreed price between the producing and refining companies as of August 9, 2019, applying a reference exchange rate of 49.30 ARS/ US, equivalent to 5.58% increase over the current reference value, and a Brent reference price of 59 US/bbl.
As of the date of these consolidated financial statements, the Term of the said Resolution has ended.
2.5.5 Royalties and other canons fees
For the years ended December 31, 2021, 2020, and 2019, royalties apply to total production of conventional and unconventional concessions and are calculated applying 12% to the selling price after discounting certain expenses to convert the cubic meter value of crude oil, natural gas and liquefied gas to wellhead prices. Royalties are included in the consolidated statements of profit or loss and other comprehensive income under “Cost of sales.”
The extensions mentioned in Note 30.3 also include an extraordinary production fee equal to
3
% in the conventional areas of Entre Lomas Bajada del Palo, Jagüel de los Machos and 25 de Mayo-Medanito S.E., and
6.5
% in Agua Amarga.
B- Mexico
2.5.6 Exploration and production activities
In 2013, Mexico introduced several amendments to Mexico’s Constitution that led to opening oil, natural gas and energy to private investments.
As part of the energy reform, Petróleos Mexicanos (“PEMEX” by Spanish acronym) transformed from a decentralized public entity into a productive state-owned enterprise. In August of 2014, the Mexican Congress approved secondary legislation to introduce reforms that empower the Mexican government to award agreements to private-sector entities in the exploration and production sector through public tenders. These amendments also allow private-sector entities to obtain permits for hydrocarbon processing, refinery, trade, transport, storage, import and export, including processing, compression, liquefaction, regassification, transport, distribution, trade and retail of natural gas; transport, storage, distribution, trade and retail of oil byproducts, including LPG; and transport (through pipes) and related storage of petrochemical products, including ethane.
Legislation enacted in 2014 includes Mexico’s Hydrocarbon Law (“Hydrocarbon Law”) that preserves state property over subsoil hydrocarbons but allows private companies to assume responsibility for hydrocarbons once extracted. Mexico’s Hydrocarbon Law empowers private-sector entities to request the granting of a permit from Mexico’s Energy Regulatory Commission (“CRE” by Spanish acronym) to store, transport, distribute, trade and sell hydrocarbons, and own and operate pipes and liquefaction, regassification, compression and compressions stations or terminals and related equipment pursuant to technical and other regulations. In addition, private-sector entities can import or export hydrocarbons subject to a permit issued by Mexico’s Ministry of Energy (the “SENER” by Spanish acronym)
The permits granted before Hydrocarbon Law was enacted, including the general terms and conditions, will remain effective during its original period, and permit holders’ rights will not be affected by the new laws and regulations. However, new permits are required, such as trading permits granted by the CRE and import and export permits granted by the SENER.
2.5.7 Authorized governmental agency
The SENER is in charge of drafting Mexico’s exploration and production policy, including the assessment of the areas to be made available through public tenders. It decides the bidding program and contract samples to be used. It also approves the nontax terms of the agreement, while the Ministry of Finance (Secretariat of Finance and Public Credit or the “SHCP” by Spanish acronym) approves the tax terms. The SHCP also participates in the audits.
The National Hydrocarbon Commission (the “CNH” by Spanish acronym) conducts rounds of bid granting agreements to oil companies and business consortia. It interacts with PEMEX and private companies and manage all exploration and production (“E&P”) agreements. The agreements for the transport, storage, distribution, compression, liquefaction, decompression, regassification, trade and sale of crude oil, oil byproducts and natural gas are granted by the CRE.
2.5.8 Market regulations
In 2017, according to 2017 Federal Revenue Law, the Mexican government gradually lifted controls of gasoline and diesel prices as part of Mexico’s fuel price deregulation. As of the date of issuance of these financial statements, gasoline and diesel selling prices are fully deregulated and determined by the market.
2.5.9 Federal Environmental Law
Mexico’s Federal Environmental Liability Law, enacted on July 7, 2013, regulates environmental liability from environmental damage, including reparation and compensation. This liability systems is independent of administrative, civil or criminal liability systems.
2.5.10 Royalties and other canons
The consideration payable to the Mexican government will be made up of:
a. Contractual installment for exploration phase
It applies to the areas that do not have a development plan approved by the CNH and it is calculated monthly using the instalment established for each square kilometer comprising the areas covered by the contract.
b. Royalties
Royalties apply to the concessions’ total output and are calculated by applying the contractual percentage to the selling price. The contractual percentage may range between 40% or 45%, which will be adjusted as established in the contract. There is also a variable royalty, which will be applied to each type of hydrocarbon by applying the related rate to the selling price. Royalties are included in the consolidated statements of profit or loss and other comprehensive income under “Cost of sales”.